F | Spartan Total Market Index Fund
Supplement to the
Spartan® Total Market Index Fund
Class F
April 29, 2011
Prospectus
Effective September 1, 2011, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.045%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.045%
Effective September 1, 2011, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.

1 year	$ 5
3 years	$ 15
5 years	$ 25
10 years	$ 58
The following supplements similar information under the heading "Principal Investment Risks" in the "Fund Summary" section on page 4.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the index.